DERIVATIVE FINANCIAL INTSTRUMENTS - Summary of Outstanding Swaptions (Details) - Payer Swaption [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Long [Member]
Derivatives, Fair Value [Line Items]
Swaption Cost	$ 16,860
Net Estimated Fair Value	$ 17,433
Derivative Instruments Average Months To Expiration	11 months
Notional Amount	$ 1,175,000
Derivative Average Fixed Interest Rate	1.26%
Derivative Avergage Receive Rate	3 Month
Term (Years)	9 years
Less Than Or Equal To One Year [Member] | Short [Member]
Derivatives, Fair Value [Line Items]
Swaption Cost	$ (4,660)
Net Estimated Fair Value	$ (7,730)
Derivative Instruments Average Months To Expiration	5 months 12 days
Notional Amount	$ 507,700
Derivative Average Fixed Interest Rate	1.49%
Derivative Avergage Receive Rate	3 Month
Term (Years)	12 years 9 months 18 days
Less Than Or Equal To One Year [Member] | Long [Member]
Derivatives, Fair Value [Line Items]
Swaption Cost	$ 3,450
Net Estimated Fair Value	$ 5
Derivative Instruments Average Months To Expiration	2 months 15 days
Notional Amount	$ 500,000
Derivative Average Fixed Interest Rate	0.95%
Derivative Avergage Receive Rate	3 Month
Term (Years)	4 years
One Year To Two Years [Member] | Long [Member]
Derivatives, Fair Value [Line Items]
Swaption Cost	$ 13,410
Net Estimated Fair Value	$ 17,428
Derivative Instruments Average Months To Expiration	17 months 12 days
Notional Amount	$ 675,000
Derivative Average Fixed Interest Rate	1.49%
Derivative Avergage Receive Rate	3 Month
Term (Years)	12 years 9 months 18 days